Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Unrealized (losses) gains arising during the period on available for sale securities, tax	$ 763	$ 955	$ 958	$ 1,144	$ (1,954)	$ 80	$ 1,280
Reclassification adjustment for net gain on sales of available for sale securities included in net income, tax	(4)	(73)	(7)	(73)	(356)	(110)	(57)
Change in defined benefit plans, tax	$ (1)	$ (1)	$ (2)	$ (60)	$ (93)	$ 185	$ 7